4. INCOME TAXES (Tables) (June 30 Note)	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Reconciliation of federal statutory rate
	2015	2014
Income tax expense (benefit) at federal statutory rate	(34.0)%	(34.0)%
Increase (decrease) in tax resulting from:
State taxes, net of federal benefit	(5.3)	(5.3)
Change in valuation allowance	36.9	15.0
Nondeductible items	0.2	0.3
Prior-year tax adjustments	(2.1)	14.0
Other	4.2	9.9
Effective tax rate	(0.1)%	(0.1)%

Components of deferred tax assets and liabilities
	2015	2014
Deferred tax assets:
Net operating loss carry forwards	$3,161,000	$2,747,000
Tax credit carry forwards	414,000	405,000
Reserves and accruals not yet deducted for tax purposes	305,000	286,000
Total deferred tax assets	3,880,000	3,438,000
Valuation allowance	(3,880,000)	(3,438,000)
Net deferred tax asset	$–	$–